Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	86,539,559	92,152,893
Balance, end of period		86,539,559
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	86,539,559	92,152,893
Repurchase and cancellation of own shares	(2,609,900)	(6,368,322)
Stock options exercised	512,074	754,988
Balance, end of period	84,441,733	86,539,559